Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock options activity
Outstanding at beginning of year, shares	39,620	39,945	40,195
Outstanding at beginning of year, weighted average exercise price	$ 17.49	$ 17.48	$ 17.47
Granted, shares	0	0	0
Granted, weighted average exercise price
Exercised, shares	(4,650)	0	0
Exercised, weighted average exercise price	$ 16.05
Forfeited, shares	(3,210)	(325)	(250)
Forfeited, weighted average exercise price	$ 16.06	$ (16.05)	$ (16.05)
Outstanding at end of year, shares	31,760	39,620	39,945
Outstanding at end of year, weighted average exercise price	$ 17.85	$ 17.49	$ 17.48
Options exercisable at year-end, shares	31,760	39,620	39,945
Options exercisable at year-end, weighted average exercise price	$ 17.85	$ 17.49	$ 17.48
Weighted-average fair value of options granted during year, weighted average exercise price